Document and Entity Information	Aug. 29, 2023
Cover [Abstract]
Entity Registrant Name	PATTERSON UTI ENERGY INC
Amendment Flag	false
Entity Central Index Key	0000889900
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 29, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-39270
Entity Tax Identification Number	75-2504748
Entity Address, Address Line One	10713 W. Sam Houston Pkwy N.
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77064
City Area Code	281
Local Phone Number	765-7100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	PTEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false